Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Factoring payable							$ 110,663	$ 110,663
Warrant to purchase shares of common stock		100,000				100,000
Factoring Agreement [Member]
Advances from accounts receivable percentage	80.00%
Maximum amount of outstanding advances	$ 500,000
Accounts Receivable [Member]
Concentrations of risk percentage								93.70%
Accounts Receivable [Member] | Customer One [Member]
Concentrations of risk percentage								59.90%	25.40%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations of risk percentage								22.90%	24.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentrations of risk percentage								10.90%	13.50%
Accounts Receivable [Member] | Customer Four [Member]
Concentrations of risk percentage									12.10%
Revenue [Member] | Customer One [Member]
Concentrations of risk percentage				30.20%			32.70%		28.10%
Revenue [Member] | Customer Two [Member]
Concentrations of risk percentage				29.40%			24.20%		18.90%
Revenue [Member] | Customer Three [Member]
Concentrations of risk percentage				26.00%			18.60%		18.90%
Revenue [Member] | Customer Four [Member]
Concentrations of risk percentage									18.60%
Successor [Member]
Allowance for doubtful accounts							$ 0	$ 0
Concentrations of risk percentage								92.80%
Net advances from the factoring of accounts receivable							110,663
Factoring interest and fees		$ 14,825	$ 5,647			$ 28,482	$ 34,069
Sale of receivables rate percentage							0.67%
Warrant to purchase shares of common stock							1,127,000	1,127,000
Successor [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentrations of risk percentage								59.00%
Successor [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentrations of risk percentage								22.90%
Successor [Member] | Accounts Receivable [Member] | Customer Three [Member]
Concentrations of risk percentage								10.90%
Successor [Member] | Revenue [Member]
Concentrations of risk percentage		59.50%	80.80%		31.30%	27.50%	75.60%
Successor [Member] | Revenue [Member] | Customer One [Member]
Concentrations of risk percentage		24.40%	33.10%		18.80%	14.50%		32.70%
Successor [Member] | Revenue [Member] | Customer Two [Member]
Concentrations of risk percentage		22.40%	30.40%		7.90%	7.50%		24.20%
Successor [Member] | Revenue [Member] | Customer Three [Member]
Concentrations of risk percentage		12.70%	17.30%		4.50%	5.50%		18.60%
Predecessor [Member]
Allowance for doubtful accounts									$ 13,638
Factoring interest and fees
Warrant to purchase shares of common stock									875,042
Predecessor [Member] | Accounts Receivable [Member]
Concentrations of risk percentage									75.10%
Predecessor [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentrations of risk percentage									25.40%
Predecessor [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentrations of risk percentage									24.00%
Predecessor [Member] | Accounts Receivable [Member] | Customer Three [Member]
Concentrations of risk percentage									13.50%
Predecessor [Member] | Accounts Receivable [Member] | Customer Four [Member]
Concentrations of risk percentage									12.10%
Predecessor [Member] | Revenue [Member]
Concentrations of risk percentage				85.60%					84.50%
Predecessor [Member] | Revenue [Member] | Customer One [Member]
Concentrations of risk percentage				30.20%					28.10%
Predecessor [Member] | Revenue [Member] | Customer Two [Member]
Concentrations of risk percentage				29.40%					18.90%
Predecessor [Member] | Revenue [Member] | Customer Three [Member]
Concentrations of risk percentage				26.00%					18.90%
Predecessor [Member] | Revenue [Member] | Customer Four [Member]
Concentrations of risk percentage									18.60%